First Trust Dow Jones Global Select Dividend Index Fund Expense Example, No Redemption - First Trust Dow Jones Global Select Dividend Index Fund - First Trust Dow Jones Global Select Dividend Index Fund
Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 56
Expense Example, No Redemption, 3 Years	176
Expense Example, No Redemption, 5 Years	307
Expense Example, No Redemption, 10 Years	$ 689